Employee Benefits - Schedule of Changes in Fair Value of Plan Assets (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	¥ (111,362)
Balance at end of the year	(96,777)	¥ (111,362)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of the year	342,503	333,392
Interest income on plan assets	4,608	3,016
Remeasurement of defined benefit plans Return on plan assets	(15,712)	(85)
Contributions by the employer	12,769	7,581
Contributions by the employees	3,807	2,297
Benefits paid	(13,589)	(15,084)
Foreign currency translation differences	11,244	11,387
Balance at end of the year	¥ 345,630	¥ 342,503